SCHEDULE OF DUE TO RELATED PARTIES (Details) - USD ($)	Jun. 30, 2024	Jun. 30, 2023
Related Party Transaction [Line Items]
Due to related party	$ 518,003	$ 85,843
Mr Silong Chen [Member]
Related Party Transaction [Line Items]
Due to related party	512,499	80,327
Dogness Network Technology Co Ltd [Member]
Related Party Transaction [Line Items]
Due to related party	$ 5,504	$ 5,516